Loans, allowance for loan losses and credit quality - Allowance roll-forward (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2018 CHF (SFr) day year	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Allowance for loan losses
Balance at beginning of period	SFr 882	SFr 938	SFr 866
Net movements recognized in statements of operations	201	190	249
Gross write-offs	(269)	(302)	(278)
Recoveries	58	53	66
Net write-offs	(211)	(249)	(212)
Provisions for interest	30	13	18
Foreign currency translation impact and other adjustments, net	0	(10)	17
Balance at end of period	902	882	938
of which individually evaluated for impairment	608	654	700
of which collectively evaluated for impairment	294	228	238
Gross loans held at amortized cost
Gross loans held at amortized cost	273,723	264,830	257,515
of which individually evaluated for impairment	2,192	2,110	2,472
of which collectively evaluated for impairment	271,531	262,720	255,043
Loans held at amortized cost
Purchases	2,163	3,381	3,435
Reclassifications from loans held-for-sale	1	63	125
Reclassifications to loans held-for-sale	2,352	7,407	4,400
Sales	SFr 2,268	7,051	2,159
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days) | day	90
Period for appraisal of Property values, Minimum (in years) | year	1
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	SFr 662	722	650
Net movements recognized in statements of operations	182	136	186
Gross write-offs	(184)	(242)	(192)
Recoveries	37	41	53
Net write-offs	(147)	(201)	(139)
Provisions for interest	19	14	8
Foreign currency translation impact and other adjustments, net	(1)	(9)	17
Balance at end of period	715	662	722
of which individually evaluated for impairment	462	475	528
of which collectively evaluated for impairment	253	187	194
Gross loans held at amortized cost
Gross loans held at amortized cost	119,962	112,553	112,445
of which individually evaluated for impairment	1,515	1,478	1,810
of which collectively evaluated for impairment	118,447	111,075	110,635
Loans held at amortized cost
Purchases	2,163	3,381	3,405
Reclassifications from loans held-for-sale	1	63	125
Reclassifications to loans held-for-sale	2,351	7,407	2,768
Sales	2,267	7,051	2,087
Consumer
Allowance for loan losses
Balance at beginning of period	220	216	216
Net movements recognized in statements of operations	19	54	63
Gross write-offs	(85)	(60)	(86)
Recoveries	21	12	13
Net write-offs	(64)	(48)	(73)
Provisions for interest	11	(1)	10
Foreign currency translation impact and other adjustments, net	1	(1)	0
Balance at end of period	187	220	216
of which individually evaluated for impairment	146	179	172
of which collectively evaluated for impairment	41	41	44
Gross loans held at amortized cost
Gross loans held at amortized cost	153,761	152,277	145,070
of which individually evaluated for impairment	677	632	662
of which collectively evaluated for impairment	153,084	151,645	144,408
Loans held at amortized cost
Purchases	0	0	30
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	1	0	1,632
Sales	1	0	72
Bank
Allowance for loan losses
Balance at beginning of period	881	937	865
Net movements recognized in statements of operations	201	190	249
Gross write-offs	(269)	(302)	(278)
Recoveries	58	53	66
Net write-offs	(211)	(249)	(212)
Provisions for interest	30	13	18
Foreign currency translation impact and other adjustments, net	0	(10)	17
Balance at end of period	901	881	937
of which individually evaluated for impairment	607	653	699
of which collectively evaluated for impairment	294	228	238
Gross loans held at amortized cost
Gross loans held at amortized cost	279,016	268,917	260,498
of which individually evaluated for impairment	2,180	2,097	2,460
of which collectively evaluated for impairment	276,836	266,820	258,038
Loans held at amortized cost
Purchases	2,163	3,381	3,435
Reclassifications from loans held-for-sale	1	63	125
Reclassifications to loans held-for-sale	2,352	7,407	4,400
Sales	2,268	7,051	2,159
Bank | Corporate and institutional
Allowance for loan losses
Balance at beginning of period	661	721	649
Net movements recognized in statements of operations	182	136	186
Gross write-offs	(184)	(242)	(192)
Recoveries	37	41	53
Net write-offs	(147)	(201)	(139)
Provisions for interest	19	14	8
Foreign currency translation impact and other adjustments, net	(1)	(9)	17
Balance at end of period	714	661	721
of which individually evaluated for impairment	461	474	527
of which collectively evaluated for impairment	253	187	194
Gross loans held at amortized cost
Gross loans held at amortized cost	125,255	116,640	115,428
of which individually evaluated for impairment	1,503	1,465	1,798
of which collectively evaluated for impairment	123,752	115,175	113,630
Loans held at amortized cost
Purchases	2,163	3,381	3,405
Reclassifications from loans held-for-sale	1	63	125
Reclassifications to loans held-for-sale	2,351	7,407	2,768
Sales	2,267	7,051	2,087
Bank | Consumer
Allowance for loan losses
Balance at beginning of period	220	216	216
Net movements recognized in statements of operations	19	54	63
Gross write-offs	(85)	(60)	(86)
Recoveries	21	12	13
Net write-offs	(64)	(48)	(73)
Provisions for interest	11	(1)	10
Foreign currency translation impact and other adjustments, net	1	(1)	0
Balance at end of period	187	220	216
of which individually evaluated for impairment	146	179	172
of which collectively evaluated for impairment	41	41	44
Gross loans held at amortized cost
Gross loans held at amortized cost	153,761	152,277	145,070
of which individually evaluated for impairment	677	632	662
of which collectively evaluated for impairment	153,084	151,645	144,408
Loans held at amortized cost
Purchases	0	0	30
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	1	0	1,632
Sales	SFr 1	SFr 0	SFr 72